RETIREMENT BENEFIT PLANS - Additional Information (Details) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Employer contribution percentage, defined contribution plans	6.00%
Defined contribution plans expense	$ 6,707.5	$ 5,932.2	$ 5,365.5
Employer contribution percentage, defined benefit plans	2.00%
Defined benefit plans contribution in the next year	$ 2,537.3
Weighted average duration of the defined benefit obligation	9 years
Actuarial assumption of discount rates
Disclosure of defined benefit plans [line items]
Amount of increase in defined benefit obligation	$ 883.7	717.5
Actuarial assumption of expected rates of salary increases
Disclosure of defined benefit plans [line items]
Percentage of increase in salary rate	0.50%
Amount of increase in defined benefit obligation	$ 857.3	$ 697.7
Maximum | Actuarial assumption of discount rates
Disclosure of defined benefit plans [line items]
Percentage after decrease in discount rate	0.50%
Minimum | Actuarial assumption of discount rates
Disclosure of defined benefit plans [line items]
Percentage after decrease in discount rate	0.00%